Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Estimates
Schedule of by fair value hierarchy

			2023
	Note	Level 1	Level 2 (ii)	Total
Assets
Other financial instruments	16 (a)	-	7,893	7,893
Trade accounts receivables		-	88,582	88,582
Investments in equity instruments (i)	14 (c)	5,649	-	5,649
		5,649	96,475	102,124
Liabilities
Other financial instruments	16 (a)	-	46,122	46,122
Loans and financings designated at fair value (ii)		-	91,403	91,403
		-	137,525	137,525

			2022
	Note	Level 1	Level 2	Total
Assets
Other financial instruments	16 (a)	-	7,443	7,443
Trade accounts receivables		-	170,617	170,617
Investment in equity instruments (i)	14 (c)	7,115	-	7,115
		7,115	178,060	185,175
Liabilities
Other financial instruments	16 (a)	-	31,851	31,851
Loans and financings designated at fair value (ii)		-	90,395	90,395
		-	122,246	122,246

(i) To determine the fair value of the investments in equity instruments, the Company uses the share’s quotation as of the last day of the reporting period.

(ii) Loans and financings are measured at amortized cost, except for certain contracts for which the Company has elected the fair value option.